Capital management	12 Months Ended
Dec. 31, 2025
Disclosure of Capital Management [Abstract]
Capital management	46 Capital management
Capital management strategy
Group Treasury (GT) is responsible for maintaining adequate capitalisation across ING Group and its banking entities to support the management of risks associated with ING’s business activities. This includes capital planning, allocation, and management within the Group, as well as the execution of capital market, term capital funding, and risk management transactions. ING employs an integrated approach to assessing capital adequacy, whereby GT considers regulatory and internal economic capital metrics alongside the interests of key stakeholders, including customers, shareholders, and rating agencies.
ING applies the following main capital definitions:
▪Common Equity Tier 1 (CET1) capital consists of shareholders’ equity after the correction for applicable regulatory adjustments. The CET1 ratio is calculated as CET1 capital divided by risk-weighted assets (RWAs).
▪Tier 1 capital is defined as CET1 capital plus Additional Tier 1 (AT1) securities and other regulatory adjustments.
The Tier 1 capital ratio is defined as Tier 1 capital divided by RWAs.
▪Total capital consists of Tier 1 capital plus Tier 2 subordinated liabilities, after regulatory adjustments. The Total capital ratio is calculated as Total capital divided by RWAs.
▪ING’s CET1 ratio target is built on the CET1 requirements specified for ING, potential increase in the regulatory requirements, the potential impact of a standardised and predetermined stress scenario and available mitigating actions, and general uncertainties in its baseline planning.
▪Leverage ratio (LR) is defined as Tier 1 capital divided by the leverage exposure.
▪Minimum Required Eligible Liabilities (MREL)/ Total Loss Absorbing Capacity (TLAC) is Total capital plus senior unsecured bonds and amortisations. Related MREL and TLAC ratios are expressed relative to both risk-weighted assets and leverage exposure.
Dividend and distribution policy
ING’s distribution policy is a pay-out ratio of 50% of resilient net profit. Resilient net profit is defined as net profit adjusted for significant items not linked to the normal course of business. The 50% pay-out may be in the form of cash, or a combination of cash and share repurchases, with the majority in cash. Additional distributions are to be considered periodically, taking into account alternative opportunities, macroeconomic circumstances and the outcome of our capital planning. The prerequisite for a distribution is a CET1 ratio of at least the prevailing MDA level after distribution.
For more information on dividend and other distributions, reference is made to Note ‘Dividend per share’ and Note
‘Equity’.
Capital position as per 31 December 2025

ING Group capital position according to CRR III / CRD V
in EUR million	2025	2024
Shareholders’ equity [1]	49,698	50,314
- Interim profits not included in CET1 capital	-2,125	-2,152
- Other adjustments	-3,006	-2,902
Regulatory adjustments	-5,130	-5,054
Available common equity Tier 1 capital	44,567	45,260

Additional Tier 1 securities	7,459	7,965
Regulatory adjustments additional Tier 1	112	66
Available Tier 1 capital	52,138	53,291

Supplementary capital Tier 2 bonds	10,608	9,852
Regulatory adjustments Tier 2	98	50
Available Total capital	62,845	63,194

Risk weighted assets	340,739	333,708

Common equity Tier 1 ratio	13.1%	13.6%
Tier 1 ratio	15.3%	16.0%
Total capital ratio	18.4%	18.9%
[1]Shareholders’ equity is determined in accordance with IFRS-EU.
In accordance with the applicable regulation, credit and operational risk models used in the capital ratios calculations are not audited.
Regulatory requirements
Capital adequacy and regulatory capital requirements are based on the standards issued by the Basel Committee on Banking Supervision (the Basel Committee) and implemented in the European Union Directives through the
Capital Requirements Regulation (CRR) and Capital Requirements Directive (CRD), as implemented by De
Nederlandsche Bank (DNB) and the European Central Bank (ECB). Under the CRR, the minimum Pillar 1 capital requirements applicable to ING Group are a CET1 ratio of 4.5%, a Tier 1 ratio of 6.0%, and a Total capital ratio of
8.0% of risk‑weighted assets.
The overall SREP CET1 requirement, including buffer requirements, for ING Group at a consolidated level increased during 2025, mainly due to an increase of the countercyclical buffer requirement (CCyB), and was 11.03% at 31
December 2025. This requirement is the sum of a 4.5% Pillar 1 requirement, a 0.93% Pillar 2 requirement, a 2.5%
capital conservation buffer (CCB), a 0.93% CCyB, 0.16% Sectoral Systemic Risk buffer (s-SyRB), and a  2.0% Other
Systemically Important Institutions (O-SII) buffer that is set separately for Dutch systemic banks by DNB. This requirement excludes the Pillar 2 guidance, which is not disclosed. ING met the externally imposed regulatory capital requirements in 2025.
ING’s fully loaded CET1 requirement stood at 11.09% at the end of 4Q2025 (4Q2024: 10.88%), which is higher than the prevailing CET1 ratio requirement. This reflects an update of the s-SyRB in Belgium, an increase in the CCyB requirements in Belgium, Poland and Spain, and a higher Pillar 2 requirement.
The MDA trigger level stood at 11.03% per end of 4Q2025 for CET1, 12.84% for Tier 1 Capital, and 15.25% for Total
capital. These MDA levels are in line with the application of Art.104a in CRD V, which allows ING to partly fulfil the total Pillar 2 requirement with Additional Tier 1 and Tier 2 capital.
An MDA requirement on the leverage ratio of 3.5% applies to ING Group. In the event that ING Group breaches an
MDA level, ING may face restrictions on dividend payments, coupons on AT1 securities and payment of variable remuneration.